Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
19.	Segment Information
In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (“CODM”), concluded by the Company to be Mr. Jinnan (Marco) Lai, Chairman of the Board of Directors and CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Information regarding the business segments provided to the Group’s CODM is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially located in the PRC and substantially the Group’s revenues are derived from the PRC, no geographical information is presented.
The Group’s principal business segments at revenue level are as below:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Audio entertainment	1,167,934	1,481,120	2,101,475
Podcast, advertising and others	12,663	21,788	18,039

Total	1,180,597	1,502,908	2,119,514